CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Operating and formation costs	$ 574,568	$ 168,003	$ 5,476	$ 976,831
Loss from operations	(574,568)	(168,003)	(5,476)	(976,831)
Other income (expense):
Interest earned on investments held in Trust Account	10,355	1,528	0	10,281
Transaction costs incurred in connection with IPO		(86,544)	0	(86,544)
Change in fair value of warrants liabilities	1,686,400	4,106,900	0	4,297,300
Other income, net	1,696,755	4,021,884	0	4,221,037
Net income	$ 1,122,187	$ 3,853,881	$ (5,476)	$ 3,244,206
Class A Common Stock
Other income (expense):
Weighted average shares outstanding, basic	11,500,000	6,133,333	0	10,208,219
Weighted average shares outstanding, diluted	11,500,000	6,133,333		10,208,219
Basic net income per share	$ 0.08	$ 0.44	$ 0	$ 0.25
Diluted net income per share	$ 0.08	$ 0.44	$ 0.00	$ 0.25
Class B Common Stock
Other income (expense):
Weighted average shares outstanding, basic	2,875,000	2,700,000	2,500,000	2,831,849
Weighted average shares outstanding, diluted	2,875,000	2,700,000	0	2,875,000
Basic net income per share	$ 0.08	$ 0.44	$ 0.00	$ 0.25
Diluted net income per share	$ 0.08	$ 0.44